Related Parties - Schedule of Describes the Net Purchasing (Sales) Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Purchasing (Sales) Activity [Member]
Schedule of Describes the Net Purchasing (Sales) Activity [Line Items]
Green Thumb Industries	$ 1
Net Related Party Payable [Member]
Schedule of Describes the Net Purchasing (Sales) Activity [Line Items]
Green Thumb Industries	$ (10,487)